Unit-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class AAAA Incentive Units
Unit based payment arrangement, Number of Units	33,397	33,397	33,396
Share based compensation arrangement by share based payment award, Equity instruments other than options, Vested in period	3,000	3,000	3,000
Share based payment arrangement, Expense	$ 0	$ 0
Phantom Equity Rights
Share based payment arrangement, Expense	$ 0	$ 0
Phantom Equity Rights | Share Based Payment Arrangement Existing Employee [Member]
Share based compensation arrangement by share based payment award, Award vesting terms	quarterly	quarterly
Phantom Equity Rights | Share Based Payment Arrangement Existing Employee [Member] | Maximum [Member]
Share based compensation arrangement by share based payment award, Award vesting period		2 years
Phantom Equity Rights | Share Based Payment Arrangement Existing Employee [Member] | Minimum [Member]
Share based compensation arrangement by share based payment award, Award vesting period		1 year